CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Current portion of lease liabilities	$ 10.1	$ 24.5
Current portion of unrealized fair value of derivative liabilities and other	2.2	0.8
Other current liabilities	$ 12.3	$ 25.3